Additional Financial Information (Tables)	6 Months Ended
Mar. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets and Other Liabilities
	September 30		March
	2018	2019	2020
Other current assets:
Co-finance receivables	$—	$1,799	$3,052
Prepaid expenses	1,750	7,812	1,648
Tax credits receivable	27,422	4,816	17,416
Other	1,038	1,397	2,099
Total	$30,210	$15,824	$24,215

Non-current other assets:
Co-finance receivables	$5,173	$—	$—
Tax credits receivable		9,890	10,370
Accounts receivable	2,182	7,614	15,450
Lease asset	—	—	9,772
Other	9,133	5,631	4,016
Total	$16,488	$23,135	$39,608

Accounts payable and accrued expenses:
Print and advertising payable	$112,662	$41,469	$43,532
Lease liability	—	—	1,830
Accounts payable	48,002	52,389	33,250
Returns reserve		8,096	8,096
Non-consenting shareholders	—	—	15,372
Accrued payroll and related	12,124	6,592	4,855
Accrued interest	3,637	3,813	2,594
Accrued other	1,899	1,661	392
Total	$178,324	$114,020	$109,921